EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Schedule of Employee Benefits
Employee benefits are recognized in general and administrative expenses in the consolidated statements of profit or loss and comprehensive income (loss), and for the years ended December 31, 2025, 2024 and 2023, consisted of the following:

	2025	2024	2023
Short-term employee benefits	$5,287,746	$4,765,708	$2,961,866
Share-based payment expense	2,078,921	2,060,666	—
Severances	—	—	17,506
Total	$7,366,667	$6,826,374	$2,979,372